For the following Funds (All MFS(R) Retail Funds):

                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                         MASSACHUSETTS INVESTORS TRUST
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                   MFS(R) BLENDED RESEARCHSM CORE EQUITY FUND
                                MFS(R) BOND FUND
                            MFS(R) CASH RESERVE FUND
                       MFS(R) CONSERVATIVE ALLOCATION FUND
                             MFS(R) CORE EQUITY FUND
                             MFS(R) CORE GROWTH FUND
                         MFS(R) DIVERSIFIED INCOME FUND
                      MFS(R) DIVERSIFIED TARGET RETURN FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                            MFS(R) GLOBAL EQUITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                         MFS(R) GLOBAL REAL ESTATE FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                          MFS(R) GROWTH ALLOCATION FUND
                               MFS(R) GROWTH FUND
                             MFS(R) HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                    MFS(R) INTERNATIONAL DIVERSIFICATION FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                    MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                        MFS(R) INTERNATIONAL VALUE FUND
                          MFS(R) LIFETIME(R) 2010 FUND
                          MFS(R) LIFETIME(R) 2020 FUND
                          MFS(R) LIFETIME(R) 2030 FUND
                          MFS(R) LIFETIME(R) 2040 FUND
                    MFS(R) LIFETIME(R) RETIREMENT INCOME FUND
                         MFS(R) LIMITED MATURITY FUND
                          MFS(R) MID CAP GROWTH FUND
                           MFS(R) MID CAP VALUE FUND
                        MFS(R) MODERATE ALLOCATION FUND
                           MFS(R) MONEY MARKET FUND
                       MFS(R) MUNICIPAL HIGH INCOME FUND
                         MFS(R) MUNICIPAL INCOME FUND
                    MFS(R) MUNICIPAL LIMITED MATURITY FUND
                           MFS(R) NEW DISCOVERY FUND
                           MFS(R) RESEARCH BOND FUND
                          MFS(R) RESEARCH BOND FUND J
                             MFS(R) RESEARCH FUND
                      MFS(R) RESEARCH INTERNATIONAL FUND
                         MFS(R) SECTOR ROTATIONAL FUND
                         MFS(R) STRATEGIC INCOME FUND
                            MFS(R) TECHNOLOGY FUND
                           MFS(R) TOTAL RETURN FUND
                             MFS(R) UTILITIES FUND
                               MFS(R) VALUE FUND
                         MFS(R) MUNICIPAL STATE FUNDS:
                       AL, AR, CA, FL, GA, MD, MA, MS,
                         NY, NC, PA, SC, TN, VA, WV


Supplement to the Current Statement of Additional Information - Part II

This SAI Part II supplement supersedes and replaces the Funds' SAI Part II supplement dated July 2, 2009.

Effective December 1, 2009, the following main heading entitled "Sales Charge Waivers" is hereby deleted in its entirety:

SALES CHARGE WAIVERS

In certain circumstances, the initial sales charge paid to MFD and imposed upon purchases of Class A, Class A1, and Class 529A shares, and the CDSC paid to MFD and imposed upon redemptions of Class A, Class A1, Class B, Class B1, Class C, Class 529B, and Class 529C shares, are waived. These circumstances are described in Appendix C of this Part II. The Fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers at any time in their discretion.

Effective December 1, 2009, Appendix C entitled "Waivers of Sales Charges" is hereby deleted in its entirety.


              The date of this supplement is December 1, 2009.